SHARE CAPITAL - Disclosure of detailed information about outstanding stock options (Details)	13 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 Share	Sep. 30, 2023 shares	Aug. 31, 2022 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 9.94			$ 11.08
Quantity outstanding (in shares)		2,829,676	2,829,676	2,762,734
Weighted Average Remaining Contractual Life (years)	7 years 3 months 18 days
Quantity exercisable (in shares) | shares			2,270,915
Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life (years)	3 years
$1.20 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			83,307
Weighted Average Remaining Contractual Life (years)	5 years 2 months 12 days
Quantity exercisable (in shares) | shares			59,857
$1.20 - $3.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 1.20
$1.20 - $3.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.00
$3.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			293,937
Weighted Average Remaining Contractual Life (years)	7 years 4 months 24 days
Quantity exercisable (in shares) | shares			212,437
$3.01 - $5.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.01
$3.01 - $5.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 5.00
$5.01 - $10.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			1,549,740
Weighted Average Remaining Contractual Life (years)	8 years 3 months 18 days
Quantity exercisable (in shares) | shares			1,140,129
$5.01 - $10.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 5.01
$5.01 - $10.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 10.00
$10.01 - $20.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			663,367
Weighted Average Remaining Contractual Life (years)	5 years 10 months 24 days
Quantity exercisable (in shares) | shares			619,167
$10.01 - $20.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 10.01
$10.01 - $20.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 20.00
$20.01 - $30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			105,575
Weighted Average Remaining Contractual Life (years)	5 years 2 months 12 days
Quantity exercisable (in shares) | shares			105,575
$20.01 - $30.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 20.01
$20.01 - $30.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 30.00
$30.01 - $45.08
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			133,750
Weighted Average Remaining Contractual Life (years)	5 years 7 months 6 days
Quantity exercisable (in shares) | shares			133,750
$30.01 - $45.08 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 30.01
$30.01 - $45.08 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 45.08